Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 28, 2011
Prospectus

The following information replaces similar information for Fidelity Advisor Freedom Income Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 12.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 20.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 24.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 28.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 32.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 43.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information supplements the similar information found in the "Buying Shares" section on page 60.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

AFFI-11-06  July 11, 2011
1.790698.125

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 64.

Andrew Dierdorf is co-manager of Fidelity Advisor Freedom Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

The following information replaces the similar information found in the "Fund Management" section on page 64.

FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

The following information supplements the similar information found in the "Fund Management" section on page 65.

Fidelity Advisor Freedom 2055 Fund
Institutional Class

Rate	0.00%
Effective Date	6/1/11

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 28, 2011
Prospectus

The following information replaces similar information for Fidelity Advisor Freedom Income Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 21.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 33.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 45.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 48.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 70.

Andrew Dierdorf is co-manager of Fidelity Advisor Freedom Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

AFF-11-07  July 11, 2011
1.790697.132

The following information replaces the similar information found in the "Fund Management" section on page 70.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B (other than Fidelity Advisor Freedom 2055 Fund), and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

The following information supplements the similar information found in the "Fund Management" section on page 71.

Fidelity Advisor Freedom 2055 Fund
Class A

Class T

Class B

Class C

Rate	0.25%	0.50%	--	1.00%
Effective Date	6/1/11	6/1/11	--	6/1/11

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 73.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 74.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, or Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity FreedomSM Index Funds -
Class W
May 28, 2011
Prospectus

The following information replaces similar information for Fidelity Freedom Index Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 20.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 23.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 26.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 32.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Andrew Dierdorf (co-manager) has managed the fund since October 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following information replaces similar information for Fidelity Freedom Index 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 40.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

FRX-W-11-01  July 11, 2011
1.923243.101

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 51.

Christopher Sharpe is co-manager of the Fidelity Freedom Index Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Supplement to the
Fidelity Freedom Funds®
May 28, 2011
Prospectus

The following information replaces similar information for Fidelity Freedom Income Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2000 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2005 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2010 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2015 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2020 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 37.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2025 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 43.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

FF-11-03  July 11, 2011
1.708110.151

The following information replaces similar information for Fidelity Freedom 2030 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 49.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2035 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 55.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2040 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 61.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2045 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 67.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2050 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 73.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity FreedomSM 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 77.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 119.

Andrew Dierdorf is co-manager of the Fidelity Freedom Funds, which he has managed since since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Supplement to the
Fidelity Freedom Funds®
May 28, 2011
Prospectus

The following information replaces similar information for Fidelity Freedom Income Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2000 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2005 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2010 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2015 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 17.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2020 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 20.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2025 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 23.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2030 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 26.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2035 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 29.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2040 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 32.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2045 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity Freedom 2050 Fund® found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since September 2007.

The following information replaces similar information for Fidelity FreedomSM 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 40.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

FF-11-03L  July 11, 2011
1.808379.121

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 62.

Andrew Dierdorf is co-manager of the Fidelity Freedom Funds, which he has managed since since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Supplement to the
Fidelity Freedom K® Funds
May 28, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® Income Fund under the heading "Portfolio Manager(s)" on page 5.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2000 Fund under the heading "Portfolio Manager(s)" on page 8.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2005 Fund under the heading "Portfolio Manager(s)" on page 11.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2010 Fund under the heading "Portfolio Manager(s)" on page 14.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2015 Fund under the heading "Portfolio Manager(s)" on page 17.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2020 Fund under the heading "Portfolio Manager(s)" on page 20.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2025 Fund under the heading "Portfolio Manager(s)" on page 23.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2030 Fund under the heading "Portfolio Manager(s)" on page 26.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2035 Fund under the heading "Portfolio Manager(s)" on page 29.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2040 Fund under the heading "Portfolio Manager(s)" on page 32.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2045 Fund under the heading "Portfolio Manager(s)" on page 35.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2050 Fund under the heading "Portfolio Manager(s)" on page 38.

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Christopher Sharpe (co-manager) has managed the fund since July 2009.

The following information replaces similar information found in the "Fund Summary" section for Fidelity Freedom K® 2055 Fund under the heading "Portfolio Manager(s)" on page 40.

Andrew Dierdorf (co-manager) and Christopher Sharpe (co-manager) have managed the fund since June 2011.

FF-K-11-03  July 11, 2011
1.900382.107

The following information replaces the biographical information for Jonathan Shelon found in the "Fund Management" section on page 60.

Andrew Dierdorf is co-manager of the Fidelity Freedom K® Funds, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.